Tax assets and liabilities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Recognized In Equity [Abstract]
Tax credited to equity	R$ 3,517,590	R$ 2,785,330	R$ 3,373,984
Measurement of available-for-sale securities	0	0	1,016,121
Measurement at fair value through other comprehensive income	416,748	369,805	0
Measurement of cash flow hedges	186	2,081	1,063
Measurement of investment hedges	562,353	562,353	562,353
Defined benefit plan	2,538,303	1,851,091	1,794,447
Tax charged to equity	(3,952,457)	(2,168,758)	(2,541,177)
Measurement of available-for-sale securities	0	0	(2,426,459)
Measurement at fair value through other comprehensive income	(3,618,126)	(1,997,600)	0
Measurement of cash flow hedges	(322,080)	(163,038)	(111,134)
Defined benefit plan	(12,251)	(8,120)	(3,584)
Total	R$ (434,867)	R$ 616,572	R$ 832,807